Item 1. Schedule of Investments

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
Unaudited	November 30, 2005
PORTFOLIO OF INVESTMENTS (1)	$ Par	Value
(Amounts in 000s)

ALABAMA 1.4%

Alabama Federal Highway Fin. Auth., 5.00%, 3/1/08 (MBIA Insured)	1,000	1,035
Jefferson County Sewer, 5.50%, 2/1/40 (Prerefunded 2/1/11†)
(FGIC Insured)	1,500	1,646
Total Alabama (Cost $2,654)		2,681

ALASKA 1.0%

Anchorage, GO, 5.00%, 3/1/20 (MBIA Insured)	1,500	1,586
Valdez Marine, BP Pipeline, VRDN (Currently 3.00%)	300	300
Total Alaska (Cost $1,877)		1,886

ARIZONA 4.0%

Arizona HFA, Blood Systems, 5.00%, 4/1/18	680	700
Arizona School Fac. Board, 5.50%, 7/1/13 (Prerefunded 7/1/11†)	2,000	2,186
Phoenix Civic Improvement Corp., Wastewater System, 5.00%, 7/1/17
(MBIA Insured)	1,000	1,072
Phoenix Street & Highway, 5.00%, 7/1/11 (FGIC Insured)	1,500	1,605
Salt River Agricultural Improvement & Power Dist., 5.25%, 1/1/15	1,000	1,083
Tempe IDA, Friendship Village, 5.375%, 12/1/13	750	757
Total Arizona (Cost $7,324)		7,403

ARKANSAS 0.3%

Univ. of Arkansas, 5.00%, 11/1/26 (MBIA Insured)	500	522
Total Arkansas (Cost $516)		522

CALIFORNIA 6.7%

California, GO
5.00%, 2/1/11	750	796
5.00%, 11/1/12	85	90
5.00%, 11/1/12 (Prerefunded 11/1/11†)	165	178
5.50%, 11/1/33	500	537
Economic Recovery, 5.25%, 1/1/11	1,000	1,081
California, Economic Recovery, 5.00%, 7/1/23 (Tender 7/1/07)	700	717
California Dept. of Water Resources
Power Supply
5.25%, 5/1/09 (MBIA Insured)	1,500	1,592
5.50%, 5/1/11	2,000	2,173
5.50%, 5/1/14 (AMBAC Insured)	1,000	1,106
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/20	650	673
California Public Works Board
Dept. of Corrections, 5.00%, 6/1/07	1,000	1,023
Mental Health, Coalinga, 5.00%, 6/1/08	1,000	1,033
San Diego Unified School Dist., 5.00%, 7/1/16 (MBIA Insured)	1,300	1,414
Total California (Cost $12,437)		12,413

COLORADO 1.0%

Colorado HFA, Evangelical Lutheran, 5.00%, 6/1/16	500	521
Denver City and County Airport, 6.25%, 11/15/06 (MBIA Insured) #	1,300	1,333
Total Colorado (Cost $1,823)		1,854

CONNECTICUT 2.0%
Connecticut, GO, 5.25%, 6/15/13 (Prerefunded 6/15/09†)
(FGIC Insured)	1,850	1,969
Mohegan Tribe Indians Gaming Auth.
Public Improvement
5.00%, 1/1/08	400	411
5.50%, 1/1/13	560	592
Univ. of Connecticut, Student Fee, 5.25%, 11/15/16 (FGIC Insured)	740	807
Total Connecticut (Cost $3,657)		3,779

DELAWARE 1.1%

Wilmington, GO, 5.375%, 6/1/16 (FGIC Insured)	1,925	2,088
Total Delaware (Cost $2,079)		2,088

DISTRICT OF COLUMBIA 1.3%

Metropolitan Washington D.C. Airports Auth.
5.50%, 10/1/12 (FGIC Insured) #	1,000	1,081
5.50%, 10/1/18 (MBIA Insured) #	1,350	1,434
Total District of Columbia (Cost $2,448)		2,515

FLORIDA 9.2%

Broward County, GO
5.00%, 1/1/25	1,250	1,303
5.25%, 1/1/18	720	769
5.25%, 1/1/21	1,000	1,065
Florida, Ed. Lottery, 5.50%, 7/1/13 (FGIC Insured)	1,200	1,304
Florida Board of Ed., GO
5.00%, 6/1/11 (MBIA Insured)	1,000	1,069
5.125%, 6/1/13	1,500	1,592
5.25%, 6/1/14	1,250	1,353
Florida Dept. of Environmental Protection, 5.25%, 7/1/14
(FGIC Insured)	750	817
Florida Dept. of Natural Resources, Documentary Stamp Tax
5.50%, 7/1/07 (FSA Insured)	1,200	1,240
Highlands County HFA, Adventist Health System / Sunbelt
5.00%, 11/15/18	1,600	1,665
Hillsborough County Aviation Auth., 5.25%, 10/1/09 (MBIA Insured) #	1,055	1,111
Hillsborough County School Dist., Sales Tax, 5.00%, 10/1/20
(AMBAC Insured)	750	797
Orange County, 5.00%, 1/1/14 (FGIC Insured)	750	804
Reedy Creek Improvement Dist., GO, 5.375%, 6/1/15
(AMBAC Insured)	1,250	1,350
Seven Oaks Community Dev. Dist. II, 5.00%, 5/1/09	830	832
Total Florida (Cost $16,728)		17,071

GEORGIA 4.3%

Atlanta Airport, 5.00%, 1/1/27 (FSA Insured)	1,400	1,448
Cobb County Hosp. Auth., Wellstar Health System, 5.25%, 4/1/17
(AMBAC Insured)	1,080	1,176
Cobb-Marietta Water Auth., 5.50%, 11/1/14	765	852
Fulton County, Water & Sewer, 5.00%, 1/1/21 (FGIC Insured)	1,180	1,242
Georgia Private Colleges & Univ. Auth., Emory Univ., 5.75%, 11/1/14
(Prerefunded 11/1/09†)	3,000	3,276
Municipal Electric Auth. of Georgia, 6.00%, 1/1/06
(Escrowed to Maturity) (AMBAC Insured)	15	15
Total Georgia (Cost $7,742)		8,009

HAWAII 1.0%

Hawaii, GO, 6.00%, 3/1/07 (FSA Insured)	1,805	1,864
Total Hawaii (Cost $1,825)		1,864

ILLINOIS 5.4%

Chicago, GO, 5.50%, 1/1/09 (MBIA Insured)	500	529
Chicago Board of Ed., GO, VRDN (Currently 3.00%) (FSA Insured)	2,905	2,905
Chicago Park Dist., GO, 5.75%, 1/1/16 (FGIC Insured)	1,000	1,090
Chicago Water, 5.50%, 11/1/18 (Prerefunded 11/1/11†)
(AMBAC Insured)	1,500	1,646
Illinois, GO, 5.50%, 8/1/16 (MBIA Insured)	750	823
Illinois HFA, Landing at Plymouth Place, 6.00%, 5/15/25	400	405
Metropolitan Pier & Expo Auth., McCormick Place Expansion
5.375%, 12/15/18 (FGIC Insured)	2,500	2,671
Total Illinois (Cost $9,628)		10,069

IOWA 0.8%
Polk County, GO, 5.00%, 6/1/10	1,375	1,461
Total Iowa (Cost $1,459)		1,461

KANSAS 0.9%
Johnson County Union School Dist. #233, GO, 5.00%, 9/1/10
(FGIC Insured)	1,290	1,374
Wyandotte County Unified Gov't
4.75%, 12/1/16	115	117
5.00%, 12/1/20	185	190
Total Kansas (Cost $1,625)		1,681

LOUISIANA 0.4%

Louisiana, GO, 5.00%, 8/1/18 (MBIA Insured)	750	792
Total Louisiana (Cost $814)		792

MARYLAND 5.2%

Anne Arundel County, GO, 5.00%, 3/1/17	2,000	2,153
Maryland Economic Dev. Corp.
Aviation Administration, 5.50%, 6/1/13 (FSA Insured) #	2,000	2,180
Chesapeake Bay Hyatt
7.625%, 12/1/22	375	400
7.73%, 12/1/27	400	428
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/14	1,000	1,059
Montgomery County, GO, 5.25%, 10/1/14	1,200	1,307
Northeast Waste Disposal Auth., Solid Waste, 5.50%, 4/1/11
(AMBAC Insured) #	1,135	1,220
Univ. of Maryland, Auxilary Fac. & Tuition, 5.00%, 4/1/09	850	893
Total Maryland (Cost $9,651)		9,640

MASSACHUSETTS 2.3%

Massachusetts
5.25%, 10/1/22 (Prerefunded 10/1/13†)	800	871
5.75%, 9/1/14 (Prerefunded 9/1/09†)	2,000	2,173
Massachusetts Water Pollution Abatement Trust
6.00%, 8/1/15	920	1,005
6.00%, 8/1/15 (Prerefunded 8/1/09†)	280	306
Total Massachusetts (Cost $4,080)		4,355

MICHIGAN 2.7%
Detroit City School Dist., 5.50%, 5/1/18 (Prerefunded 5/1/12†)
(FSA Insured)	750	826
Detroit City School Dist., GO, Building & Site Improvement
5.00%, 5/1/08 (FGIC Insured)	500	519
Michigan Hosp. Fin. Auth., Ascension Health, 5.30%, 11/15/33
(Tender 11/15/06)	1,200	1,220
Michigan State Trunk Line, Taxes, 5.00%, 9/1/13 (FSA Insured)	1,800	1,939
Wayne County Charter Airport, 5.25%, 12/1/11 (MBIA Insured) #	500	524
Total Michigan (Cost $4,988)		5,028

MINNESOTA 0.6%
Minneapolis-St. Paul Metropolitan Airport Commission
5.50%, 1/1/17 (FGIC Insured)	1,000	1,073
Total Minnesota (Cost $1,017)		1,073

MISSOURI 0.7%
St. Louis Municipal Fin. Corp., City Justice Center, 5.375%, 2/15/14
(AMBAC Insured)	1,115	1,212
Total Missouri (Cost $1,169)		1,212

NEBRASKA 1.1%

Omaha Public Power Dist., 5.50%, 2/1/07	2,000	2,050
Total Nebraska (Cost $2,017)		2,050

NEVADA 2.1%

Clark County, GO, 5.50%, 6/1/16 (FGIC Insured)	1,200	1,299
Clark County IDRB, PCR, Southwest Gas, 5.45%, 3/1/38
(Tender 3/1/13)	700	722
Clark County School Dist., GO, 5.00%, 6/15/19 (FGIC Insured)	1,500	1,595
Nevada Dept. of Business & Industry, Las Ventanas, 6.75%, 11/15/23	200	205
Total Nevada (Cost $3,741)		3,821

NEW JERSEY 2.3%
New Jersey Economic Dev. Auth., School Fac. Construction
5.25%, 3/1/15	1,000	1,085
New Jersey Health Care Facilities Fin. Auth., Childrens Specialized
Hospital, 5.00%, 7/1/14	600	618
New Jersey Transportation Trust Fund Auth., 5.75%, 6/15/11
(Escrowed to Maturity)	2,400	2,654
Total New Jersey (Cost $4,149)		4,357

NEW MEXICO 0.6%

Sandoval County, IDRB, Intel Corp., 5.00%, 6/1/20	1,000	1,045
Total New Mexico (Cost $1,058)		1,045

NEW YORK 8.8%

Albany Parking Auth., 5.25%, 10/15/12	430	452
Dormitory Auth. of the State of New York
Mount Sinai NYU Health, 5.00%, 7/1/11	300	304
Personal Income Tax, 5.00%, 3/15/20 (FSA Insured)	500	529
State Univ., 5.25%, 7/1/19 (MBIA Insured)	1,000	1,091
New York City, GO
5.00%, 8/1/21	1,500	1,559
5.25%, 8/1/11	2,000	2,143
New York City Housing Dev. Corp., HUD Capital Funding Program
5.00%, 7/1/19 (FGIC Insured)	500	530
New York City IDA
7 World Trade Center, 6.25%, 3/1/15	600	627
Terminal One Group
5.00%, 1/1/12 #	1,475	1,523
5.50%, 1/1/24 #	500	526
New York City IDA, IDRB, American Airlines, 7.625%, 8/1/25 #	400	384
New York City Transitional Fin. Auth., 5.00%, 11/1/14	2,000	2,159
Tobacco Settlement Fin. Corp.
5.00%, 6/1/07	1,000	1,021
5.50%, 6/1/16	1,500	1,620
5.50%, 6/1/19 (FGIC Insured)	1,750	1,912
Total New York (Cost $16,341)		16,380

NORTH CAROLINA 1.3%

North Carolina Eastern Municipal Power Agency, 5.50%, 1/1/12	1,200	1,298
North Carolina Municipal Power Agency #1, Catawba Electric
5.50%, 1/1/13	1,000	1,082
Total North Carolina (Cost $2,299)		2,380

OHIO 1.4%
Cuyahoga County Hosp., Cleveland Clinic Obligation Group
6.00%, 1/1/32	1,250	1,369
Ohio Air Quality Dev. Auth., Ohio Edison, 3.35%, 6/1/33
(Tender 6/1/06)	1,250	1,247
Total Ohio (Cost $2,552)		2,616

OKLAHOMA 0.8%

Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32	200	165
Oklahoma Transportation Auth., 5.25%, 1/1/16 (AMBAC Insured)	1,285	1,380
Total Oklahoma (Cost $1,470)		1,545

OREGON 0.8%

Oregon DOT, 5.50%, 11/15/14 (Prerefunded 11/15/12†)	1,330	1,473
Total Oregon (Cost $1,401)		1,473
PENNSYLVANIA 1.3%

Pennsylvania, GO, 5.00%, 7/1/13 (FGIC Insured)	1,000	1,081
Pennsylvania Intergov't. Cooperative Auth., 5.25%, 6/15/13
(FGIC Insured)	750	791
Philadelphia Auth. for Ind. Dev., Philadelphia Airport, 5.25%, 7/1/08
(FGIC Insured) #	610	635
Total Pennsylvania (Cost $2,506)		2,507

PUERTO RICO 2.2%
Puerto Rico Infrastructure Fin Auth., Excise Taxes, 5.50%, 7/1/16
(AMBAC Insured)	1,750	1,973
Puerto Rico Public Fin. Corp., 5.50%, 8/1/29 (Prerefunded 2/1/12†)	2,000	2,190
Total Puerto Rico (Cost $4,203)		4,163

RHODE ISLAND 0.1%

Central Falls Detention Fac. Corp., 7.25%, 7/15/35	200	215
Total Rhode Island (Cost $202)		215

SOUTH CAROLINA 2.9%

Charleston Water & Sewer, 5.125%, 1/1/13	500	543
South Carolina, GO, School Fac., 5.75%, 1/1/08	995	1,044
South Carolina Public Service Auth., 5.50%, 1/1/12 (FSA Insured)	2,500	2,746
South Carolina Transportation Infrastructure Bank, 5.50%, 10/1/12
(Prerefunded 10/1/09†) (AMBAC Insured)	1,040	1,124
Total South Carolina (Cost $5,345)		5,457

TENNESSEE 1.5%

Clarksville Public Building Auth., GO, VRDN (Currently 3.00%)	1,850	1,850
Memphis-Shelby County Airport Auth., 6.25%, 2/15/11
(MBIA Insured) #	700	776
Montgomery County Public Building Auth., GO
VRDN (Currently 3.00%)	200	200
Total Tennessee (Cost $2,766)		2,826

TEXAS 11.5%

Austin, Water & Waste, 5.00%, 5/15/21 (MBIA Insured)	1,750	1,841
Gulf Coast Waste Disposal Auth., BP, VRDN (Currently 3.06%) #	800	800
Harris County Health Fac. Dev. Corp., Texas Childrens Hosp.
5.375%, 10/1/12	1,345	1,425
Houston, GO, 5.375%, 3/1/12(Prerefunded 3/1/11†) (FSA Insured)	1,800	1,939
Houston Independent School Dist., GO, 5.00%, 7/15/20 (FSA Insured)	1,500	1,581
Houston Water & Sewer System, 5.00%, 11/15/16 (FSA Insured)	1,500	1,616
Lower Colorado River Auth.
5.75%, 5/15/11 (FSA Insured)	2,000	2,155
5.875%, 5/15/14 (FSA Insured)	1,750	1,892
North East Independent School Dist., GO, 6.00%, 2/1/16
(Prerefunded 2/1/10†)	1,200	1,314
Sabine River Auth., PCR, TXU Energy, 6.15%, 8/1/22	400	436
San Antonio
5.00%, 8/1/10 (Escrowed to Maturity)	25	26
5.50%, 2/1/19 (Prerefunded 2/1/12†)	10	11
San Antonio, GO
5.00%, 8/1/10	1,475	1,562
5.50%, 2/1/19	990	1,072
San Antonio Electric & Gas, 5.00%, 2/1/07	500	509
Tarrant County Health Fac. Dev. Corp., Texas Health Resources
5.75%, 2/15/10 (MBIA Insured)	2,500	2,656
Texas Dept. of Housing & Community Affairs, Single-Family
5.75%, 3/1/10 (MBIA Insured)	635	655
Total Texas (Cost $20,918)		21,490

UTAH 0.1%

Utah Housing Fin. Agency, Single-Family, 6.00%, 7/1/10 #	130	130
Total Utah (Cost $130)		130

VIRGINIA 7.3%

Arlington County, GO, Public Improvement, 5.00%, 5/15/17	700	756
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/13	1,000	1,095
Charles City County IDA, IDRB, Waste Management, 6.25%, 4/1/27
(Tender 4/1/12) #	250	275
Fairfax County, Sewer, 5.00%, 7/15/27	1,045	1,092
Leesburg, GO, Public Improvement, 5.50%, 1/15/11 (FGIC Insured)	1,145	1,250
Loudoun County IDA, Loudoun Hosp. Center, 6.10%, 6/1/32
(Prerefunded 6/1/12†)	500	565
Pocahontas Parkway Assoc., 5.50%, 8/15/28	300	309
Portsmouth, GO, Public Improvement, 5.50%, 6/1/14 (FGIC Insured)	335	351
Portsmouth, Public Improvement, 5.50%, 6/1/14
(Prerefunded 6/1/08†) (FGIC Insured)	865	909
Virginia Biotechnology Research Park Auth., 5.25%, 9/1/12	1,705	1,839
Virginia College Building Auth.
Public Higher Ed. Fin. Program
5.00%, 9/1/16	1,750	1,877
5.50%, 9/1/14 (Prerefunded 9/1/10†)	2,070	2,250
Virginia Port Auth., 5.50%, 7/1/07 #	1,060	1,095
Total Virginia (Cost $13,192)		13,663

WASHINGTON 0.3%
Washington Health Care Fac. Auth., Virginia Mason Medical Center
6.00%, 8/15/08 (MBIA Insured)	500	531
Total Washington (Cost $513)		531

WISCONSIN 1.1%

Wisconsin HEFA
Froedert & Community Health
5.125%, 10/1/06	1,300	1,315
5.625%, 10/1/11	600	645
Total Wisconsin (Cost $1,956)		1,960

U. S. VIRGIN ISLANDS 0.3%

Virgin Islands PFA, 5.25%, 10/1/20	500	531
Total U. S. Virgin Islands (Cost $521)		531

Total Investments in Securities
100.1% of Net Assets (Cost $182,821)		$186,536

(1)	Denominated in U.S. dollars unless otherwise noted
#	Interest subject to alternative minimum tax
†	Used in determining portfolio maturity
AMBAC	AMBAC Assurance Corp.
DOT	Department of Transportation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance Inc.
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
MBIA	MBIA Insurance Corp.
PCR	Pollution Control Revenue
PFA	Public Finance Authority
VRDN	Variable-Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
Unaudited	November 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes consistent with moderate price fluctuation by investing primarily in municipal securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At November 30, 2005, the cost of investments for federal income tax purposes was $182,821,000. Net unrealized gain aggregated $3,715,000 at period-end, of which $4,336,000 related to appreciated investments and $621,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Intermediate Bond Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	January 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	January 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 24, 2006